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                              BANK ONE CORPORATION

                             100 East Broad Street
                           Columbus, Ohio 43271-1058

November 6, 1998

Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: The One Group(R) (the "Trust") (File No. 2-95973 and 811-4236); on behalf of
    The One Group(R) U.S. Treasury Securities Money Market Fund, The One Group(R) Prime Money Market Fund, The One Group(R) Municipal Money Market Fund, The One Group(R) Ohio Municipal Money Market Fund, The One Group(R) Treasury Only Money Market Fund, The One Group(R) Income Equity Fund, The One Group(R) Disciplined Value Fund, The One Group(R) Growth Opportunities Fund, The One Group(R) Equity Index Fund, The One Group(R) Large Company Value Fund, The One Group(R) Large Company Growth Fund, The One Group(R) Asset Allocation Fund, The One Group(R) Value Growth Fund, The One Group(R) Small Capitalization Fund, The One Group(R) International Equity Index Fund, The One Group(R) Income Bond Fund, The One Group(R) Ultra Short-Term Income Fund, The One Group(R) Limited Volatility Bond Fund, The One Group(R) Intermediate Bond Fund, The One Group(R) Government Bond Fund, The One Group(R) High Yield Bond Fund, The One Group(R) Treasury & Agency Fund, The One Group(R) Municipal Income Fund, The One Group(R) Intermediate Tax-Free Bond Fund, The One Group(R) Ohio Municipal Bond Fund, The One Group(R) West Virginia Municipal Bond Fund, The One Group(R) Kentucky Municipal Bond Fund, The One Group(R) Arizona Municipal Bond Fund, The One Group(R) Louisiana Municipal Bond Fund, The One Group(R) Government Money Market Fund, The One Group(R) Institutional Prime Money Market Fund, The One Group(R) Investor Growth Fund, The One Group(R) Investor Growth and Income Fund, The One Group(R) Investor Conservative Growth Fund, and The One Group(R) Investor Balanced Fund; Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A.


Dear Sir or Madam:


                            RULE 497(J) CERTIFICATION
                            -------------------------

         Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 46 filed on October 19, 1998 and effective on November 1, 1998, pursuant to Rule 485(b). The text of Post-Effective Amendment No. 46 was filed electronically.


                                THE ONE GROUP(R)
                                Registrant



                                /s/ Mark S. Redman
                                ------------------------------------------------
                                Mark S. Redman, President



                                By: /s/ Alan G. Priest
                                    --------------------------------------------
                                    Alan G. Priest, As Attorney-In-Fact
                                    Pursuant to Power of Attorney filed herewith
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                                POWER OF ATTORNEY
                                -----------------


         Mark S. Redman, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest and Francoise M. Haan, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the any and all instruments and/or documents pertaining to the federal registration of the shares of the Trust, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Trust any and all amendments to the Trust's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: August 23, 1996



                                         /s/ Mark S. Redman
                                         ---------------------------------------
                                         Mark S. Redman